Nationwide Life Insurance Company of America:
o   Nationwide Provident VA Separate Account 1
o   Nationwide Provident VLI Separate Account 1


Nationwide Life and Annuity Company of America:
o   Nationwide Provident VA Separate Account A
o   Nationwide Provident VLI Separate Account A


                   Prospectus supplement dated August 20, 2004

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This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
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The sub-adviser information relating to the Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I, and Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class IV is amended as follows:

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
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Sub-advisers:                                    Oberweiss Asset Management, Inc.; Waddell & Reed Investment Management Company
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Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class IV
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Sub-advisers:                                    American Century Investment Management, Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
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